Financial Instruments and Risk Management - Summary of Derivative Instruments Contracted (Detail) R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 USD ($)
Derivative financial instruments [Abstract]
emig's right	US$: FX variation + ate (9.25% p.a.)	US$: FX variation + ate (9.25% p.a.)
Cemig's obligatio	R$: 150.49% of CDI	R$: 150.49% of CDI
n Maturity period	12/2017 to 12/2024	12/2017 to 12/2024
principal racted | $		$ 1,000,000
Unrealized ga Amount according to contract 2017	R$ 51
in /loss Fair value 2017	R$ (32)